Portfolio of Investments
Columbia Small Cap Value Fund II, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 1.8%
Entertainment 0.4%
AMC Entertainment Holdings, Inc., Class A(a)	384,689	5,516,440
Media 1.4%
Nexstar Media Group, Inc., Class A	104,500	18,310,490
Total Communication Services		23,826,930
Consumer Discretionary 5.3%
Auto Components 0.4%
Goodyear Tire & Rubber Co. (The)(a)	437,964	5,658,495
Hotels, Restaurants & Leisure 1.5%
F45 Training Holdings, Inc.(a)	550,681	3,502,331
International Game Technology PLC	438,400	9,390,528
Red Rock Resorts, Inc., Class A	159,431	6,174,763
Total		19,067,622
Household Durables 0.4%
KB Home	156,861	5,410,136
Multiline Retail 0.9%
Macy’s, Inc.	506,473	11,978,086
Specialty Retail 1.5%
Genesco, Inc.(a)	132,645	7,469,240
Petco Health & Wellness Co., Inc.(a)	766,500	12,233,340
Total		19,702,580
Textiles, Apparel & Luxury Goods 0.6%
Rocky Brands, Inc.	193,234	7,236,613
Total Consumer Discretionary		69,053,532
Consumer Staples 3.5%
Food & Staples Retailing 3.1%
BJ’s Wholesale Club Holdings, Inc.(a)	172,100	9,959,427
The Chefs’ Warehouse(a)	340,013	12,148,664
United Natural Foods, Inc.(a)	428,863	18,188,080
Total		40,296,171
Personal Products 0.4%
BellRing Brands, Inc.(a)	201,240	5,262,426
Total Consumer Staples		45,558,597
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 11.4%
Energy Equipment & Services 0.7%
Helmerich & Payne, Inc.	192,600	9,697,410
Oil, Gas & Consumable Fuels 10.7%
Antero Resources Corp.(a)	580,100	24,874,688
Chesapeake Energy Corp.	133,930	13,042,103
Golar LNG Ltd.(a)	452,200	11,454,226
Matador Resources Co.	309,768	18,864,871
Ovintiv, Inc.	323,600	18,118,364
PDC Energy, Inc.	303,200	23,995,248
SM Energy Co.	436,100	21,050,547
Whiting Petroleum Corp.	91,132	8,061,537
Total		139,461,584
Total Energy		149,158,994
Financials 26.6%
Banks 15.0%
Ameris Bancorp	332,007	15,136,199
Atlantic Union Bankshares Corp.	445,575	15,710,975
Bancorp, Inc. (The)(a)	617,793	12,868,628
Cathay General Bancorp	397,400	16,337,114
Community Bank System, Inc.	203,711	13,444,926
Hancock Whitney Corp.	349,699	17,428,998
Independent Bank Corp.	156,268	13,017,124
Independent Bank Group, Inc.	203,217	14,851,098
Pacific Premier Bancorp, Inc.	274,964	8,952,828
Popular, Inc.	233,265	19,060,083
Renasant Corp.	223,019	6,900,208
Sandy Spring Bancorp, Inc.	360,670	15,274,375
Triumph Bancorp, Inc.(a)	130,722	9,508,718
UMB Financial Corp.	190,862	17,626,106
Total		196,117,380
Capital Markets 2.5%
Focus Financial Partners, Inc., Class A(a)	268,554	10,124,486
Houlihan Lokey, Inc., Class A	137,500	11,816,750
Stifel Financial Corp.	160,005	10,267,521
Total		32,208,757
Columbia Small Cap Value Fund II | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.1%
SLM Corp.	698,805	13,689,590
Insurance 1.5%
AMERISAFE, Inc.	171,489	8,643,046
Argo Group International Holdings Ltd.	269,836	11,430,253
Total		20,073,299
Mortgage Real Estate Investment Trusts (REITS) 2.8%
Blackstone Mortgage Trust, Inc.	474,634	14,765,864
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	341,001	12,981,908
Starwood Property Trust, Inc.	339,123	8,101,648
Total		35,849,420
Thrifts & Mortgage Finance 3.7%
Axos Financial, Inc.(a)	351,973	13,603,756
MGIC Investment Corp.	853,688	11,891,874
Radian Group, Inc.	513,380	11,042,804
WSFS Financial Corp.	280,609	12,004,453
Total		48,542,887
Total Financials		346,481,333
Health Care 4.4%
Biotechnology 1.6%
Apellis Pharmaceuticals, Inc.(a)	91,033	3,773,318
Arcutis Biotherapeutics, Inc.(a)	266,772	5,570,199
Cytokinetics, Inc.(a)	106,254	4,239,535
Iovance Biotherapeutics, Inc.(a)	279,226	1,884,775
Myriad Genetics, Inc.(a)	241,765	4,651,559
Total		20,119,386
Health Care Equipment & Supplies 1.8%
Integer Holdings Corp.(a)	64,148	5,117,727
Merit Medical Systems, Inc.(a)	241,263	14,811,136
Varex Imaging Corp.(a)	157,849	3,636,841
Total		23,565,704
Health Care Providers & Services 1.0%
Tenet Healthcare Corp.(a)	207,376	13,419,301
Total Health Care		57,104,391
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.5%
Aerospace & Defense 2.2%
Moog, Inc., Class A	161,565	13,149,775
Parsons Corp.(a)	265,882	10,380,033
Triumph Group, Inc.(a)	373,619	5,716,371
Total		29,246,179
Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.(a)	81,050	5,649,996
Commercial Services & Supplies 0.6%
ABM Industries, Inc.	164,000	7,929,400
Construction & Engineering 2.4%
API Group Corp.(a)	566,259	9,881,220
EMCOR Group, Inc.	130,569	13,792,003
MasTec, Inc.(a)	94,097	7,865,568
Total		31,538,791
Electrical Equipment 1.4%
Bloom Energy Corp., Class A(a)	416,219	7,292,157
Sunrun, Inc.(a)	409,000	10,683,080
Total		17,975,237
Machinery 0.6%
Evoqua Water Technologies Corp.(a)	211,026	7,510,415
Professional Services 5.0%
ICF International, Inc.	177,914	18,184,590
KBR, Inc.	346,437	17,238,705
Kforce, Inc.	256,789	16,865,902
Science Applications International Corp.	143,122	12,388,640
Total		64,677,837
Road & Rail 1.0%
ArcBest Corp.	168,524	12,745,470
Trading Companies & Distributors 4.9%
Beacon Roofing Supply, Inc.(a)	222,096	13,638,915
Core & Main, Inc., Class A(a)	563,195	13,291,402
Herc Holdings Inc	77,986	9,141,519
Triton International Ltd.	260,841	16,633,831
Univar, Inc.(a)	351,100	10,785,792
Total		63,491,459
Total Industrials		240,764,784

2	Columbia Small Cap Value Fund II | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 5.3%
IT Services 1.2%
ExlService Holdings, Inc.(a)	112,284	15,965,662
Semiconductors & Semiconductor Equipment 4.1%
Diodes, Inc.(a)	142,628	10,983,782
Kulicke & Soffa Industries, Inc.	160,320	8,684,534
MagnaChip Semiconductor Corp.(a)	717,683	13,994,819
SMART Global Holdings, Inc.(a)	541,253	13,341,887
Ultra Clean Holdings, Inc.(a)	183,350	6,153,226
Total		53,158,248
Total Information Technology		69,123,910
Materials 8.0%
Chemicals 4.7%
Ashland Global Holdings, Inc.	136,500	14,608,230
Avient Corp.	277,842	13,669,826
Cabot Corp.	179,800	13,594,678
HB Fuller Co.	158,245	11,248,055
Intrepid Potash, Inc.(a)	115,700	7,621,159
Total		60,741,948
Construction Materials 0.7%
Summit Materials, Inc., Class A(a)	317,070	8,659,182
Containers & Packaging 0.8%
O-I Glass, Inc.(a)	617,300	10,154,585
Metals & Mining 1.8%
Allegheny Technologies, Inc.(a)	402,678	11,073,645
Materion Corp.	159,826	13,102,535
Total		24,176,180
Total Materials		103,731,895
Real Estate 8.3%
Equity Real Estate Investment Trusts (REITS) 8.3%
American Assets Trust, Inc.	424,620	14,479,542
Apple Hospitality REIT, Inc.	626,651	10,471,338
Centerspace	166,448	13,811,855
First Industrial Realty Trust, Inc.	184,900	9,827,435
Common Stocks (continued)
Issuer	Shares	Value ($)
Independence Realty Trust, Inc.	347,030	8,158,676
NetSTREIT Corp.	301,465	6,339,809
PotlatchDeltic Corp.	247,700	12,994,342
PS Business Parks, Inc.	80,457	15,096,147
Tanger Factory Outlet Centers, Inc.	1,006,002	17,615,095
Total		108,794,239
Total Real Estate		108,794,239
Utilities 5.7%
Electric Utilities 1.3%
Portland General Electric Co.	336,257	16,560,657
Gas Utilities 3.2%
New Jersey Resources Corp.	317,774	14,592,182
ONE Gas, Inc.	169,315	14,733,792
South Jersey Industries, Inc.	360,000	12,546,000
Total		41,871,974
Independent Power and Renewable Electricity Producers 1.2%
Clearway Energy, Inc., Class C	443,894	15,558,485
Total Utilities		73,991,116
Total Common Stocks (Cost $908,378,075)		1,287,589,721

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	20,207,200	20,199,117
Total Money Market Funds (Cost $20,199,082)		20,199,117
Total Investments in Securities (Cost: $928,577,157)		1,307,788,838
Other Assets & Liabilities, Net		(4,437,628)
Net Assets		1,303,351,210

Columbia Small Cap Value Fund II | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	61,955,773	145,305,413	(187,062,867)	798	20,199,117	(4,487)	39,223	20,207,200
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Value Fund II | First Quarter Report 2022

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1QT230_02_M01_(07/22)